PORTFOLIO OF INVESTMENTS – as of April 30, 2020 (Unaudited)

AEW Global Focused Real Estate Fund

Shares	Description	Value (†)
Common Stocks – 97.2% of Net Assets

	Australia – 3.0%
138,264	Goodman Group	$1,177,627
768,740	Mirvac Group	1,117,051
259,539	Shopping Centres Australasia Property Group	376,200

		2,670,878

	Canada – 2.4%
62,154	Canadian Apartment Properties REIT	2,138,853

	France – 1.8%
11,998	Gecina S.A.	1,574,269

	Germany – 6.4%
43,447	alstria office REIT AG	651,257
79,061	Aroundtown S.A.	425,259
46,266	Deutsche Wohnen SE	1,875,075
56,563	Vonovia SE	2,796,975

		5,748,566

	Hong Kong – 7.2%
271,000	Hang Lung Properties Ltd.	579,725
254,529	Link REIT	2,268,933
1,108,300	New World Development Co. Ltd.	1,309,394
143,000	Sun Hung Kai Properties Ltd.	1,955,357
81,000	Wharf Real Estate Investment Co. Ltd.	342,911

		6,456,320

	Japan – 11.7%
301	Activia Properties, Inc.	878,102
462	Daiwa House REIT Investment Corp.	1,117,855
143	Daiwa Office Investment Corp.	791,107
1,480	Japan Hotel REIT Investment Corp.	491,218
101,800	Mitsubishi Estate Co. Ltd.	1,646,933
107,700	Mitsui Fudosan Co. Ltd.	1,980,274
191	Mitsui Fudosan Logistics Park, Inc.	751,229
225	Nippon Accommodations Fund, Inc.	1,336,322
243	Nippon Building Fund, Inc.	1,449,066

		10,442,106

	Netherlands – 1.1%
8,631	NSI NV	347,667
10,157	Unibail-Rodamco-Westfield	601,410

		949,077

	Singapore – 2.9%
475,486	Ascendas Real Estate Investment Trust	994,374
338,700	CapitaLand Ltd.	718,642
186,900	Mapletree Industrial Trust	335,552
388,600	Mapletree Logistics Trust	492,250

		2,540,818

Shares	Description	Value (†)
Common Stocks – continued

	Spain – 0.8%
77,509	Merlin Properties Socimi S.A.	$719,292

	Sweden – 1.7%
42,321	Fabege AB	501,331
125,873	Kungsleden AB	958,580
12,827	Nyfosa AB(a)	78,537

		1,538,448

	United Kingdom – 4.6%
20,218	Derwent London PLC	790,003
54,437	Grainger PLC	182,893
120,491	Hammerson PLC	106,762
274,337	LondonMetric Property PLC	670,264
156,216	Segro PLC	1,637,382
73,721	Workspace Group PLC	726,114

		4,113,418

	United States – 53.6%
133,400	Americold Realty Trust	4,080,706
32,000	Boston Properties, Inc.	3,109,760
184,400	Brixmor Property Group, Inc.	2,111,380
76,350	Douglas Emmett, Inc.	2,327,912
6,100	Equinix, Inc.	4,118,720
22,100	Essex Property Trust, Inc.	5,394,610
19,500	Extra Space Storage, Inc.	1,720,680
27,100	Federal Realty Investment Trust	2,256,617
49,875	Healthcare Trust of America, Inc., Class A	1,228,421
121,340	Healthpeak Properties, Inc.	3,171,828
148,300	Invitation Homes, Inc.	3,507,295
25,000	ProLogis, Inc.	2,230,750
69,534	Rexford Industrial Realty, Inc.	2,831,424
2,200	SBA Communications Corp.	637,824
20,900	Sun Communities, Inc.	2,808,960
211,100	Sunstone Hotel Investors, Inc.	1,940,009
244,600	VICI Properties, Inc.	4,260,932

		47,737,828

	Total Common Stocks (Identified Cost $93,786,626)	86,629,873

Principal Amount
Short-Term Investments – 2.9%

$2,593,032	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2020 at 0.000% to be repurchased at $2,593,032 on 5/01/2020 collateralized by $2,565,000 U.S. Treasury Note, 1.500% due 9/15/2022 valued at $2,647,424 including accrued interest(b) (Identified Cost $2,593,032)	2,593,032

Description	Value (†)
Total Investments – 100.1% (Identified Cost $96,379,658)	$89,222,905
Other Assets Less Liabilities – (0.1)%	(84,571)

Net Assets – 100.0%	$89,138,334

(†)   Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.
In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.
Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.
Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of April 30, 2020, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$36,753,192	41.2%

[1]Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$2,670,878	$—	$2,670,878
France	—	1,574,269	—	1,574,269
Germany	—	5,748,566	—	5,748,566
Hong Kong	—	6,456,320	—	6,456,320
Japan	—	10,442,106	—	10,442,106
Netherlands	—	949,077	—	949,077
Singapore	—	2,540,818	—	2,540,818
Spain	—	719,292	—	719,292
Sweden	—	1,538,448	—	1,538,448
United Kingdom	—	4,113,418	—	4,113,418
All Other Common Stocks*	49,876,681	—	—	49,876,681

Total Common Stocks	49,876,681	36,753,192	—	86,629,873

Short-Term Investments	—	2,593,032	—	2,593,032

Total	$49,876,681	$39,346,224	$—	$89,222,905

* Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at April 30, 2020 (Unaudited)

REITs - Diversified	21.3%
Real Estate Management & Development	17.2
REITs - Apartments	15.2
REITs - Warehouse/Industrials	12.0
REITs - Office Property	10.1
REITs - Shopping Centers	8.6
REITs - Health Care	5.0
REITs - Manufactured Homes	3.1
REITs - Hotels	2.8
REITs - Storage	1.9
Short-Term Investments	2.9

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

Currency Exposure Summary at April 30, 2020 (Unaudited)

United States Dollar	56.5%
Japanese Yen	11.7
Euro	10.1
Hong Kong Dollar	7.2
British Pound	4.6
Australian Dollar	3.0
Singapore Dollar	2.9
Canadian Dollar	2.4
Swedish Krona	1.7

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%